Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

23.	Property, plant and equipment
23.1.	By class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at January 1, 2025	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)
Additions	41	209	17,391	164	13,527	31,332
Decommissioning costs - Additions to / review of estimates	−	−	−	(68)	−	(68)
Capitalized borrowing costs	−	−	2,044	−	−	2,044
Write-offs	(1)	(43)	(570)	(108)	(38)	(760)
Transfers (5)	(395)	7,368	(9,044)	3,860	1	1,790
Transfers to assets held for sale	−	1	−	(45)	−	(44)
Depreciation, amortization and depletion	(93)	(5,732)	−	(4,913)	(7,646)	(18,384)
Impairment recognition (note 25)	(3)	(764)	(452)	(374)	(257)	(1,850)
Impairment reversal (note 25)	32	84	233	2	13	364
Translation adjustment	326	5,732	3,134	4,455	3,684	17,331
Balance at December 31, 2025	2,392	52,662	37,120	38,894	36,972	168,040
Cost	4,417	116,063	42,752	77,977	58,273	299,482
Accumulated depreciation and impairment (4)	(2,025)	(63,401)	(5,632)	(39,083)	(21,301)	(131,442)

Balance at January 1, 2024	2,687	58,409	21,516	40,432	30,380	153,424
Cost	4,634	118,173	31,467	74,809	44,829	273,912
Accumulated depreciation and impairment (4)	(1,947)	(59,764)	(9,951)	(34,377)	(14,449)	(120,488)
Additions	21	381	15,203	102	10,492	26,199
Decommissioning costs - Additions to / review of estimates	−	−	−	6,393	−	6,393
Capitalized borrowing costs	−	−	1,558	−	−	1,558
Write-offs	(8)	(53)	(300)	(9)	(66)	(436)
Transfers (5)	482	5,126	(7,641)	2,592	10	569
Transfers to assets held for sale	−	20	(5)	(402)	69	(318)
Depreciation, amortization and depletion	(78)	(4,963)	−	(3,699)	(6,213)	(14,953)
Impairment recognition (note 25)	(2)	(439)	(324)	(864)	(45)	(1,674)
Impairment reversal (note 25)	4	140	11	19	13	187
Translation adjustment	(621)	(12,814)	(5,634)	(8,643)	(6,952)	(34,664)
Balance at December 31, 2024	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)
(1) Composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 13 for assets under construction by operating segment.
(3) Composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas, except for assets under "Equipment and other assets".
(4) In the case of land and assets under construction, refers only to impairment losses.
(5) Mainly includes transfers between classes of assets and transfers from advances to suppliers.

In 2025, additions to assets under construction are mainly due to investments in the production development in the Santos basin (mainly in the Búzios field), as well as in the Espírito Santo and Campos basins. As for additions to right-of-use assets, they are related to the chartering of platforms, notably FPSO Almirante Tamandaré (in the Búzios field), FPSO Alexandre de Gusmão (in the Mero field), drilling rigs for E&P operations, and the contract extension of FPSO Cidade Angra dos Reis (in the Tupi field), with the respective effect on lease liability (note 31).

23.2.	Estimated useful life

The useful life of assets subject to depreciation are shown below:

Asset	Weighted average useful life in years
Buildings and improvement	38 (between 25 and 50)
Equipment and other assets	23 (between 1 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method or 20 years
Right-of-use	14 (between 2 and 50)

The estimated useful life of buildings and improvements, equipment and other assets is as follows:

	Buildings and improvements, equipment and other assets

Estimated useful life	Cost	Accumulated depreciation	Balance at December 31, 2025
5 years or less	6,446	(5,020)	1,426
6 - 10 years	8,884	(6,318)	2,566
11 - 15 years	5,024	(3,091)	1,933
16 - 20 years	29,954	(20,607)	9,347
21 - 25 years	29,866	(10,844)	19,022
25 - 30 years	11,812	(5,124)	6,688
30 years or more	5,385	(2,538)	2,847
Units of production method	22,905	(11,835)	11,070
Total	120,276	(65,377)	54,899
Buildings and improvements	4,213	(1,976)	2,237
Equipment and other assets	116,063	(63,401)	52,662

23.3.	Right-of-use assets

The table below shows the split by type of asset and readjustment clauses with possible impacts on accumulated depreciation and impairment, as follows:

	Platforms	Vessels	Properties	Total
Cost	28,617	26,632	3,024	58,273
Accumulated depreciation and impairment	(6,692)	(13,593)	(1,016)	(21,301)
Without contractual readjustment clauses	−	(10,917)	(281)	(11,198)
With contractual readjustment clauses - abroad	(6,692)	(1,174)	−	(7,866)
With contractual readjustment clauses - Brazil	−	(1,502)	(735)	(2,237)
Balance at December 31, 2025	21,925	13,039	2,008	36,972
Cost	22,484	17,542	2,340	42,366
Accumulated depreciation and impairment	(4,712)	(9,216)	(750)	(14,678)
Without contractual readjustment clauses	−	(7,489)	(121)	(7,610)
With contractual readjustment clauses - abroad	(4,712)	(731)	−	(5,443)
With contractual readjustment clauses - Brazil	−	(996)	(629)	(1,625)
Balance at December 31, 2024	17,772	8,326	1,590	27,688

Accounting policy for property, plant and equipment

Property, plant and equipment are measured at the cost of acquisition or construction, including all costs necessary to bring the asset to working condition for its intended use and the estimated cost of dismantling and removing the asset and restoring the site, reduced by accumulated depreciation and impairment losses.

A condition for continuing to operate certain items of property, plant and equipment, such as industrial plants, offshore plants and vessels is the performance of regular major inspections and maintenance. Those expenditures are capitalized if a maintenance campaign is expected to occur, at least, 12 months later. Otherwise, they are expensed when incurred. The capitalized costs are depreciated over the period through the next major maintenance date.

Spare parts are capitalized when they are expected to be used during more than one period and can only be used in connection with an item of property, plant and equipment, and are depreciated over the useful life of the item of property, plant and equipment to which they relate.

Borrowing costs directly attributable to the acquisition or construction of qualifying assets are capitalized as part of the costs of these assets.

General borrowing costs are capitalized based on the Company’s weighted average cost of borrowings outstanding applied over the balance of assets under construction.

In general, the Company suspends capitalization of borrowing to the extent investments in a qualifying asset hibernates during a period greater than one year or whenever the asset is prepared for its intended use.

Assets directly associated to the production of oil and gas in a contracted area whose useful lives are not less than the life of the field (reserve exhaustion time), including rights and concessions such as signature bonus, are depleted by the unit-of-production method.

The unit-of-production method of depreciation (amortization) is computed based on the monthly production volume over the proved developed oil and gas reserves, except for signature bonuses for which unit of production method takes into account the monthly production over the total proved oil and gas reserves on a field-by-field basis.

Assets related to oil and gas production with useful lives shorter than the life of the field; floating platforms and other assets unrelated to oil and gas production are depreciated on a straight-line basis over their useful lives, which are reviewed annually. Note 23.2 provides further information on the estimated useful life by class of assets. Lands are not depreciated.

Right-of-use assets are presented as property, plant and equipment and, according to the useful lives of their respective underlying assets and the characteristics of lease agreements (term, asset transfer or exercise of call option), are depreciated using the straight-line method based on contractual terms.

23.4.	Oil and Gas fields operated by Petrobras returned to ANP

In 2025, Petrobras did not return any fields to the Brazilian National Petroleum, Natural Gas and Biofuels Agency – ANP.

In 2024, the Cachalote oil and gas field, in Campos basin, was returned to ANP, given it was fully impaired.

In 2023, the following oil and gas fields, in Campos basin, were returned to ANP: Atum, Curimã, Espada and Xaréu.

23.5.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the year ended December 31, 2025, the capitalization rate was 7.21% p.a. (7.19% p.a. for the year ended December 31, 2024).